ORGANIZATION AND BASIS OF PRESENTATION (Schedule of Subsidiaries) (Details)	12 Months Ended
Dec. 31, 2012
Ascendium [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment	Sep. 10, 2007
Place of establishment	BVI
Percentage of ownership by the Company	100.00%
OMS [Member]
Subsidiary or Equity Method Investee [Line Items]
Place of establishment	BVI
Medstar Overseas Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment	Sep. 22, 2011
Place of establishment	BVI
Percentage of ownership by the Company	100.00%
Proton BVI [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment	May 16, 2011
Place of establishment	BVI
Percentage of ownership by the Company	100.00%
US Proton [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment	Jun. 29, 2011
Place of establishment	U.S.A.
Percentage of ownership by the Company	100.00%
China Medstar [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment	Aug. 08, 2003
Place of establishment	Singapore
Percentage of ownership by the Company	100.00%
Cyber [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment	May 26, 2006
Place of establishment	Hong Kong
Percentage of ownership by the Company	100.00%
CMS Holdings [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment	Jul. 18, 2008
Place of establishment	Hong Kong
Percentage of ownership by the Company	100.00%
King Cheers [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment	May 18, 2001
Place of establishment	Hong Kong
Percentage of ownership by the Company	100.00%
AML [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment	Feb. 21, 2008
Place of establishment	PRC
Percentage of ownership by the Company	100.00%
MSC [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment	Mar. 21, 2003
Place of establishment	PRC
Percentage of ownership by the Company	100.00%
CHM [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment	Jul. 23, 2008
Place of establishment	PRC
Percentage of ownership by the Company	100.00%
XHF [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment	Jul. 26, 2007
Place of establishment	PRC
Percentage of ownership by the Company	100.00%
TKM [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment	Apr. 22, 2010
Place of establishment	PRC
Percentage of ownership by the Company	100.00%
CCICC [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment	Jul. 06, 2010
Place of establishment	PRC
Percentage of ownership by the Company	52.00%
XLD [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment	Aug. 25, 2010
Place of establishment	PRC
Percentage of ownership by the Company	100.00%
GZ Proton [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment	Jun. 29, 2011
Place of establishment	PRC
Percentage of ownership by the Company	90.00%
JKSY [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment	Aug. 12, 2010
Place of establishment	PRC
Percentage of ownership by the Company	100.00%
JWYK [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment	Apr. 26, 2012
Place of establishment	PRC
Percentage of ownership by the Company	51.00%
CAH [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment	Dec. 31, 2002
Place of establishment	PRC
Percentage of ownership by the Company	52.00%